Prepaid Expenses and Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Accounts Receivable And Prepaid Expenses [Abstract]
Schedule of prepaid expenses, other accounts receivable and other investments
	December 31,
	2020	2019
Prepaid expenses and advances to suppliers	$47,155	$37,394
Government departments	29,973	22,134
Dividend receivable from jointly controlled entity	-	3,000
Employees	301	488
Related Parties	404	1,278
Other	5,987	1,415
	$83,820	$65,709